Exploration and Evaluation Assets - Additional Information (Details) - Thacker Pass	12 Months Ended
Dec. 31, 2019 USD ($) Claim
Disclosure Of Exploration And Evaluation Assets [Line Items]
Percentage of royalty revenue	20.00%
Percentage of gross royalty revenue	8.00%
Cumulative payment	$ 22,000,000
Percentage royalty revenue, reduction	4.00%
Percentage of option to reduce royalty revenue	1.75%
Smelter Royalty Payment Due on November 15
Disclosure Of Exploration And Evaluation Assets [Line Items]
Advance net smelter return royalty payment	$ 2,000
Number of mining claims | Claim	4
Percentage of net smelter return royalty	1.50%
2020
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment	$ 110,000
2021
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment	137,500
2022
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment	137,500
2023
Disclosure Of Exploration And Evaluation Assets [Line Items]
Cumulative payment	$ 2,887,500